SCHEDULE OF SHORT-TERM BANK LOANS (Details) (Parenthetical) - Cathay Bank [Member] - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Feb. 06, 2020
Line of Credit Facility [Line Items]
Effective interest rate	4.25%	4.25%
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Line of Credit Facility [Line Items]
Maximum line of credit			$ 1,200,000
Debt Instrument, Face Amount	$ 688,000